Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2023
Concentration of Risk [Abstract]
Schedule of Foreign Currency Risk

The Company was exposed to the following foreign currency risk as at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
	($)	($)
Cash	1,630,841	245,858
Accounts payable and accrued liabilities	(105,941)	(93,630)
	1,524,900	152,228